1(212) 318-6736

ryanjohnson@paulhastings.com

May 4, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:    Office of Filings, Information & Consumer Services

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)
Securities Act File No. 33-61254
Investment Company Act File No. 811-07644

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 38 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2020 (Accession #0001193125-20-125458).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson

Ryan Johnson, Esq

PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC

J. Ball – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t : + 1.212.318.6000 | www.paulhastings.com